Exploration and Evaluation Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Exploration And Evaluation Assets Text Block Abstract
Schedule of the company’s E&E assets
$
Balance, June 30, 2019	5,174,451
Exploration and evaluation expenditures	222,428
Balance, June 30, 2020	5,396,879
Exploration and evaluation expenditures	333,345
Balance, June 30, 2021	5,730,224
Exploration and evaluation expenditures	6,347,360
Balance, June 30, 2022	12,077,584